Consolidated Statements of Changes in Equity $ in Thousands		CAD ($) shares	Share Capital CAD ($) shares		Reserves CAD ($)	Share-Based Compensation CAD ($)		Compensation Options/ Warrants CAD ($)		Convertible Notes CAD ($)	Change in Ownership Interest CAD ($)	AOCI CAD ($)	Fair Value CAD ($)	Deferred Tax CAD ($)	Associate OCI Pick-up CAD ($)	Foreign Currency Translation CAD ($)	Retained Earnings (Deficit) CAD ($)	Non-Controlling Interests CAD ($)
Beginning balance (in shares) at Jun. 30, 2017 | shares			366,549,244
Beginning balance at Jun. 30, 2017		$ 218,933	$ 221,447		$ 20,745	$ 7,591		$ 3,420		$ 9,734	$ 0	$ 5,167	$ 6,077	$ (885)		$ (25)	$ (28,426)	$ 0
Shares issued for business combinations & asset acquisitions (in shares) | shares			78,769,707
Shares issued for business combinations & asset acquisitions		825,085	$ 825,085
Warrants issued for acquisition		136			136			136
Shares issued for earn out payments (in shares) | shares			5,318,044
Shares issued for earn out payments		16,321	$ 16,321
Shares issued for equity financings (in shares) | shares			25,000,000
Shares issued for equity financings		75,000	$ 75,000
Share issue costs		(4,361)	$ (6,646)		2,285			2,285
Conversion of notes (in shares) | shares			42,473,435
Conversion of notes		140,066	$ 177,127		(37,061)					(37,061)
Equity component of convertible notes		76,201			76,201					76,201
Deferred tax on convertible notes		$ (4,542)	$ 2,540		(7,082)					(7,082)
Exercise of stock options (in shares) | shares		4,809,443	4,809,443
Exercise of stock options		$ 7,858	$ 12,006		(6,175)	(6,175)												2,027
Exercise of warrants (in shares) | shares			43,200,881
Exercise of warrants		134,282	$ 136,293		(3,680)			(3,680)										1,669
Exercise of compensation options (in shares) | shares			1,865,249
Exercise of compensation options		4,197	$ 6,051		(1,854)			(1,854)
Exercise of RSU (in shares) | shares			127,128
Exercise of RSUs		858	$ 1,209		(351)	(351)
Forfeited options		0			(531)	(531)											531
Share-based compensation		37,801			37,801	37,801
Non-controlling interest from acquisitions		38,577																38,577
Change in ownership interests in subsidiaries		(120,721)			(85,719)						(85,719)							(35,002)
Unrealized gain on Cann Group marketable securities		43,442										43,442	43,442
Cann Group marketable securities transferred to investment in associates												(50,463)	(50,463)				50,463
Deferred tax for marketable securities transferred to investment in associates		(5,925)										830		830			(6,755)
Unrealized gain on CanniMed marketable securities		10,423										10,423	10,423
CanniMed marketable securities derecognized upon acquisition of control												(10,423)	(10,423)				10,423
Comprehensive income (loss) for the period		59,295										491	405			86	61,513	(2,709)
Ending balance (in shares) at Jun. 30, 2018 | shares			568,113,131
Ending balance at Jun. 30, 2018		1,552,926	$ 1,466,433		(5,285)	38,335		307		41,792	(85,719)	(533)	(539)	(55)		61	87,749	4,562
Shares issued for business combinations & asset acquisitions (in shares) | shares	[1]		431,325,634
Shares issued for business combinations & asset acquisitions		3,163,495	$ 3,060,894	[1]	102,601	75,490	[1]	27,111	[1]
Shares released for earn out payments (in shares) | shares			243,726
Shares released for earn out payments		18,227	$ 18,227
Conversion of notes (in shares) | shares			331,328
Conversion of notes		1,019	$ 1,539		(520)					(520)
Deferred tax on convertible notes		$ 413			413					413
Exercise of stock options (in shares) | shares		14,426,904	14,426,904
Exercise of stock options		$ 47,374	$ 108,150		(60,776)	(60,776)
Exercise of warrants (in shares) | shares			2,252,224
Exercise of warrants		11,939	$ 13,903		(1,964)			(1,964)
Exercise of compensation options (in shares) | shares			3,609
Exercise of compensation options		17	$ 38		(21)			(21)
Exercise of RSU (in shares) | shares			742,188
Exercise of RSUs			$ 2,482		(2,482)	(2,482)
Forfeited options					(674)	(674)											674
Share-based compensation		109,116			109,116	94,054		15,062
Contribution from NCI		5,854																5,854
Change in ownership interests in subsidiaries					(1,081)						(1,081)							1,081
Australis Capital first tranche private placement proceeds		7,800	7,800
Australis Capital NCI reclass on loss of control			$ (6,348)															6,348
Spin-out of Australis Capital		(158,043)															(151,695)	(6,348)
Reclass gain from Australis Capital shares on derecognition upon spin-out												(70,471)	(76,873)	6,402			70,471
Comprehensive income (loss) for the period		(370,090)										(72,166)	(78,837)	11,948	$ 352	(5,629)	(290,837)	(7,087)
Ending balance (in shares) at Jun. 30, 2019 | shares			1,017,438,744
Ending balance at Jun. 30, 2019		$ 4,390,047	$ 4,673,118		$ 139,327	$ 143,947		$ 40,495		$ 41,685	$ (86,800)	$ (143,170)	$ (156,249)	$ 18,295	$ 352	$ (5,568)	$ (283,638)	$ 4,410

[1]	As at June 30, 2019, there are 723,255 shares in escrow (June 30, 2018 - 2,822,512 common shares). These securities were originally deposited in escrow on November 30, 2017 in connection with the acquisition of H2 (Note 10(c)). The escrowed common shares are to be released upon receipt of relevant licenses to cultivate and sell cannabis. During the year ended June 30, 2019, the Company released 2,099,257 escrowed common shares on achievement of the milestones (June 30, 2018 - 238,044 common shares).